Consolidated Statements of Stockholders' Equity - USD ($)	Cumulative Preferred Stock [Member]	Cumulative Convertible Preferred Stock [Member]	Participating Convertible Preferred Stock [Member]	Series 2003 Convertible Preferred Stock [Member]	Common Class A [Member]	Common Class B [Member]	Retained Earnings [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2020							$ 459,797,000	$ 681,000	$ 3,041,000	$ 98,384,000	$ (88,319,000)	$ (79,220,000)
Net earnings							126,100,000	0	0	0	0	0	$ 126,100,000
Cash dividends paid on preferred stock	$ (3,000)						(23,000)	0	0	0	0	0
Equity incentive program							0	0	0	100,000	0	0
Contribution of 401(k) match							0	0	0	0	1,479,000	0
Purchase of treasury stock							0	0	0	0	(4,358,000)	0
Preferred stock conversion							0	(18,000)	0	18,000	0	0
Change in pension and postretirement benefits adjustment (net of tax)							0	0	0	0	0	60,153,000
Balance at Mar. 31, 2021							585,874,000	663,000	3,041,000	98,502,000	(91,198,000)	(19,067,000)	577,815,000
Preferred stock, shares outstanding (in shares)	200,000	807,240	33,855	500
Common stock, shares outstanding (in shares)					7,353,545	1,709,638
Net earnings							51,007,000	0	0	0	0	0	51,007,000
Cash dividends paid on preferred stock	$ (3,000)						(23,000)	0	0	0	0	0	(23,000)
Equity incentive program							0	0	0	120,000	0	0
Contribution of 401(k) match							0	0	0	0	1,107,000	0
Purchase of treasury stock					$ (38,800,000)		0	0	0	0	(38,788,000)	0
Preferred stock conversion							0	(19,000)	0	19,000	0	0
Change in pension and postretirement benefits adjustment (net of tax)							0	0	0	0	0	(7,401,000)
Balance at Mar. 31, 2022							$ 636,858,000	$ 644,000	$ 3,041,000	$ 98,641,000	$ (128,879,000)	$ (26,468,000)	$ 583,837,000
Preferred stock, shares authorized (in shares)	200,000	1,400,000	32,256	500
Common stock, shares authorized (in shares)					20,000,000	10,000,000
Preferred stock, shares outstanding (in shares)	200,000	807,240	32,256	500
Common stock, shares outstanding (in shares)					6,627,318	1,705,930
Preferred stock, stock amount	$ 50,000	$ 202,000	$ 385,000	$ 7,000
Common stock, stock amount					$ 2,546,000	$ 495,000